Business segment information	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Business segment information
4.	Business segment information
The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating income or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chairman and Chief Executive Officer.
The G&NS segment includes the production and sales of digital software and add-on content, the network services businesses and the manufacture and sales of home gaming products. The Music segment includes the Recorded Music, Music Publishing and Visual Media and Platform businesses. The Pictures segment includes the Motion Pictures, Television Productions and Media Networks businesses. The ET&S segment includes the Televisions business, the Audio and Video business, the Still and Video Cameras business, the smartphone business and the internet-related service business. The I&SS segment includes the image sensors business. The Financial Services segment primarily represents individual life insurance and non-life
insurance businesses and the banking business in Japan. All Other consists of various operating activities, including the disc manufacturing and recording media businesses. Sony’s products and services are generally unique to a single operating segment.

Segment sales and financial services revenue:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Sales and financial services revenue:
Game & Network Services -
Customers	3,538,533	4,172,994	4,543,571
Intersegment	106,065	94,740	126,473

Total	3,644,598	4,267,734	4,670,044
Music -
Customers	1,364,815	1,594,955	1,820,263
Intersegment	15,817	24,003	22,341

Total	1,380,632	1,618,958	1,842,604
Pictures -
Customers	1,364,887	1,486,717	1,498,534
Intersegment	4,535	6,333	7,410

Total	1,369,422	1,493,050	1,505,944
Entertainment, Technology & Services -
Customers	2,436,739	2,414,946	2,362,838
Intersegment	39,286	38,772	46,437

Total	2,476,025	2,453,718	2,409,275
Imaging & Sensing Solutions -
Customers	1,301,481	1,503,906	1,712,534
Intersegment	100,706	98,832	86,471

Total	1,402,187	1,602,738	1,799,005
Financial Services -
Customers	878,532	1,760,731	922,147
Intersegment	10,550	9,223	9,253

Total	889,082	1,769,954	931,400
All Other -
Customers	72,338	75,784	82,477
Intersegment	15,285	13,586	13,856

Total	87,623	89,370	96,333
Corporate and elimination	(275,196)	(274,754)	(297,541)

Consolidated total	10,974,373	13,020,768	12,957,064

Note:
G&NS intersegment amounts primarily consist of transactions with the ET&S segment. ET&S intersegment amounts primarily consist of transactions with the G&NS segment. I&SS intersegment amounts primarily consist of transactions with the G&NS segment and the ET&S segment. Corporate and elimination includes certain brand and patent royalty income.

Segment profit (loss):

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Operating income (loss):
Game & Network Services	250,006	290,184	414,819
Music	263,107	301,662	357,255
Pictures	119,255	117,702	117,284
Entertainment, Technology & Services	179,461	187,399	190,926
Imaging & Sensing Solutions	212,214	193,541	261,147
Financial Services	318,118	173,576	130,528
All Other	16,849	1,600	(17,996)

Total	1,359,010	1,265,664	1,453,963
Corporate and elimination	(56,621)	(56,833)	(46,800)

Consolidated operating income	1,302,389	1,208,831	1,407,163
Financial income	31,058	125,597	139,024
Financial expenses	(58,951)	(65,766)	(72,461)

Consolidated income before income taxes	1,274,496	1,268,662	1,473,726

Operating income (loss) is sales and financial services revenue less costs and expenses, and includes the share of profit (loss) of investments accounted for using the equity method.
Other
significant items:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Share of profit (loss) of investments accounted for using the equity method:
Game & Network Services	144	922	823
Music	7,063	6,091	4,556
Pictures	515	(173)	(620)
Entertainment, Technology & Services	1,076	777	1,389
Imaging & Sensing Solutions	(1,128)	(4,155)	(1,340)
Financial Services	-	(55)	64
All Other	16,779	7,095	(12,673)

Consolidated total	24,449	10,502	(7,801)

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Depreciation and amortization:
Game & Network Services	87,201	123,065	141,470
Music	67,240	84,576	106,089
Pictures	506,697	541,106	491,713
Entertainment, Technology & Services	97,448	101,676	99,984
Imaging & Sensing Solutions	196,674	247,900	273,026
Financial Services	26,333	27,689	27,399
All Other	4,376	4,830	5,165

Total	985,969	1,130,842	1,144,846
Corporate	18,621	14,139	8,141

Consolidated total	1,004,590	1,144,981	1,152,987

Sales to customers by product category:
The following table is a breakdown of sales and financial services revenue to external customers by product category for each segment. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Sales and financial services revenue:
Game & Network Services
Digital Software and Add-on Content	1,523,045	1,934,586	2,290,498
Network Services	464,676	545,537	669,873
Hardware and Others	1,550,812	1,692,871	1,583,200

Total	3,538,533	4,172,994	4,543,571
Music
Recorded Music – Streaming	598,868	709,453	788,772
Recorded Music – Others	286,270	356,646	407,260
Music Publishing	276,665	326,727	379,812
Visual Media and Platform	203,012	202,129	244,419

Total	1,364,815	1,594,955	1,820,263
Pictures
Motion Pictures	464,043	542,044	610,313
Television Productions	536,250	551,035	459,281
Media Networks	364,594	393,638	428,940

Total	1,364,887	1,486,717	1,498,534
Entertainment, Technology & Services
Televisions	733,251	624,264	564,154
Audio and Video	391,608	412,067	391,664
Still and Video Cameras	565,018	643,429	665,144
Mobile Communications	356,771	299,905	279,834
Other	390,091	435,281	462,042

Total	2,436,739	2,414,946	2,362,838
Imaging & Sensing Solutions	1,301,481	1,503,906	1,712,534
Financial Services	878,532	1,760,731	922,147
All Other	72,338	75,784	82,477
Corporate	17,048	10,735	14,700

Consolidated total	10,974,373	13,020,768	12,957,064

In the G&NS segment, Digital Software and
Add-on
Content includes distribution of software titles and
add-on
content through the network; Network Services includes network services relating to game, video and music content; Hardware and Others includes home gaming consoles, packaged software, game software sold bundled with home gaming consoles, peripheral devices and first-party software for third-party platforms. In the Music segment, Recorded Music — Streaming includes the distribution of digital recorded music by streaming; Recorded Music — Others includes the distribution of recorded music by physical media and digital download as well as revenue derived from artists’ live performances and merchandising; Music Publishing includes the management and licensing of the words and music of songs; Visual Media and Platform includes the production and distribution of animation titles and game applications, and various service offerings for music and visual products. In the Pictures segment, Motion Pictures includes the worldwide production, acquisition and distribution of live-action and animated motion pictures; Television Productions includes the production, acquisition and distribution of television programming; Media Networks includes the operation of television networks and DTC streaming services worldwide. In the ET&S segment, Televisions includes LCD and OLED televisions; Audio and Video includes
Blu-ray
disc players and recorders, home audio, headphones and memory-based portable audio devices; Still and Video Cameras includes interchangeable lens cameras, compact digital cameras, consumer video cameras and video cameras for broadcast; Mobile Communications includes smartphones and an internet-related service business; Other includes display products such as projectors and medical equipment.

Geographic
Information
:
Sales and financial services revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2023, 2024 and 2025 and non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Sales and financial services revenue:
Japan	2,126,508	3,027,526	2,244,356
United States	3,401,402	3,751,239	4,127,795
Europe	2,190,311	2,632,963	2,630,934
China	855,437	1,000,907	1,244,115
Asia-Pacific	1,563,414	1,659,776	1,640,582
Other Areas	837,301	948,357	1,069,282

Total	10,974,373	13,020,768	12,957,064

		Yen in millions
		March 31
		2024	2025
Non-current assets (property, plant and equipment, right-of-use assets, goodwill, content assets and other intangible assets):
Japan		2,036,616	2,090,652
United States		2,856,914	2,915,183
Europe		682,007	989,679
China		32,154	27,372
Asia-Pacific		222,398	233,895
Other Areas		226,761	207,545

Total		6,056,850	6,464,326

Major countries and areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Spain and Italy
(2) Asia-Pacific:	India, South Korea, Oceania, Thailand and Malaysia
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada
There are no individually material countries with respect to sales and financial services revenue or non-current
assets (property, plant and equipment, ROU assets, goodwill, content assets and other intangible assets) included in Europe, Asia-Pacific and Other Areas.
Transfers between reportable business segments or geographic areas are made at individually negotiated prices that are intended to reflect a market-based transfer price.
There were no sales or financial services revenue with any single major external customer for the fiscal years ended March 31, 2023, 2024 and 2025.